Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Consolidated Subsidiaries
16.	Consolidated Subsidiaries

(1)	Consolidated subsidiaries as of December 31, 2021 and 2022 are as follows:

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2021	2022
Korea Hydro & Nuclear Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea South-East Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Midland Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Western Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Southern Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea East-West Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
KEPCO Engineering & Construction Company, Inc.(*1)	Engineering and construction for utility plant and others	Korea	65.77%	65.77%
KEPCO Plant Service & Engineering Co., Ltd.	Utility plant maintenance and others	Korea	51.00%	51.00%
KEPCO Nuclear Fuel Co., Ltd.	Nuclear fuel	Korea	96.36%	96.36%
KEPCO KDN Co., Ltd.	Electric power information technology and others	Korea	100.00%	100.00%
KEPCO International HongKong Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO International Philippines Inc.	Holding company	Philippines	100.00%	100.00%
KEPCO Gansu International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO Philippines Holdings Inc.(*11)	Holding company	Philippines	100.00%	100.00%
KEPCO Philippines Corporation	Operation of utility plant	Philippines	100.00%	100.00%
KEPCO Ilijan Corporation	Construction and operation of utility plant	Philippines	51.00%	51.00%
KEPCO Lebanon SARL	Operation of utility plant	Lebanon	100.00%	100.00%
KEPCO Neimenggu International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO Shanxi International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KOMIPO Global Pte Ltd.	Holding company	Singapore	100.00%	100.00%
KEPCO Netherlands B.V.	Holding company	Netherlands	100.00%	100.00%
KEPCO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSEP Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOMIPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KEPCO Middle East Holding Company	Holding company	Bahrain	100.00%	100.00%
Qatrana Electric Power Company	Construction and operation of utility plant	Jordan	80.00%	80.00%
KHNP Canada Energy Ltd.	Holding company	Canada	100.00%	100.00%
KEPCO Bylong Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
Korea Waterbury Uranium Limited Partnership	Resources development	Canada	80.00%	80.00%
KEPCO Holdings de Mexico	Holding company	Mexico	100.00%	100.00%
KST Electric Power Company, S.A.P.I. de C.V.	Construction and operation of utility plant	Mexico	56.00%	56.00%
KEPCO Energy Service Company	Operation of utility plant	Mexico	100.00%	100.00%
KEPCO Netherlands S3 B.V.	Holding company	Netherlands	100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali	Operation of utility plant	Indonesia	51.00%	51.00%
PT. Cirebon Power Service(*2)	Operation of utility plant	Indonesia	27.50%	27.50%
KOWEPO International Corporation	Operation of utility plant	Philippines	99.99%	99.99%
KOSPO Jordan LLC	Operation of utility plant	Jordan	100.00%	100.00%
EWP America Inc.	Holding company	USA	100.00%	100.00%
EWP Renewable Corporation	Holding company	USA	100.00%	100.00%
KNF Canada Energy Limited	Holding company	Canada	100.00%	100.00%
EWP Barbados 1 SRL	Holding company	Barbados	100.00%	100.00%
California Power Holdings, LLC	Power generation	USA	100.00%	100.00%
Gyeonggi Green Energy Co., Ltd.	Power generation	Korea	62.01%	62.01%
PT. Tanggamus Electric Power	Power generation	Indonesia	52.50%	52.50%
Gyeongju Wind Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
KOMIPO America Inc.	Holding company	USA	100.00%	100.00%
EWPRC Biomass Holdings, LLC	Holding company	USA	100.00%	—
PT. EWP Indonesia	Holding company	Indonesia	99.96%	99.96%
KEPCO Netherlands J3 B.V.	Holding company	Netherlands	100.00%	100.00%
Korea Offshore Wind Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Global One Pioneer B.V.	Holding company	Netherlands	100.00%	100.00%
Global Energy Pioneer B.V.	Holding company	Netherlands	100.00%	100.00%
Mira Power Limited(*3)	Power generation	Pakistan	76.00%	76.00%
KOSEP Material Co., Ltd.	Recycling fly ashes	Korea	86.22%	86.22%
Commerce and Industry Energy Co., Ltd.(*4)	RDF power generation	Korea	85.03%	85.03%
KEPCO KPS Philippines Corp.	Utility plant maintenance and others	Philippines	99.99%	99.99%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2021	2022
KOSPO Chile SpA	Holding company	Chile	100.00%	100.00%
PT. KOWEPO Sumsel Operation And Maintenance Services	Utility plant maintenance and others	Indonesia	95.00%	95.00%
Hee Mang Sunlight Power Co., Ltd.	Operation of utility plant	Korea	100.00%	100.00%
Fujeij Wind Power Company	Operation of utility plant	Jordan	100.00%	100.00%
KOSPO Youngnam Power Co., Ltd.(*5)	Operation of utility plant	Korea	50.00%	50.00%
Chitose Solar Power Plant LLC	Power generation	Japan	65.00%	65.00%
KEPCO Energy Solution Co., Ltd.	Energy service	Korea	100.00%	100.00%
KEPCO Solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
KOSPO Power Services Ltda.	Utility plant maintenance and others	Chile	65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust	Holding company	Korea	99.01%	99.01%
KOEN Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOMIPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
EWP Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Lao International	Utility plant maintenance and others	Laos	100.00%	100.00%
KEPCO US Inc.	Holding company	USA	100.00%	100.00%
KEPCO Alamosa LLC	Holding company	USA	50.10%	—
KEPCO Solar of Alamosa LLC	Power generation	USA	100.00%	—
KEPCO Mangilao Holdings LLC	Holding company	USA	100.00%	100.00%
Mangilao Investment LLC	Holding company	USA	100.00%	80.06%
KEPCO Mangilao Solar, LLC	Power generation	USA	100.00%	100.00%
Jeju Hanlim Offshore Wind Co., Ltd.	Power generation	Korea	79.03%	79.03%
PT. Siborpa Eco Power	Construction and operation of utility plant	Indonesia	55.00%	55.00%
BSK E-New Industry Fund VII	Holding company	Korea	81.67%	81.67%
e-New Industry LB Fund 1	Holding company	Korea	76.11%	76.11%
Songhyun e-New Industry Fund	Holding company	Korea	80.65%	80.65%
BSK E-New Industry Fund X	Holding company	Korea	66.80%	66.80%
PT. Korea Energy Indonesia	Utility plant maintenance and others	Indonesia	95.00%	95.00%
KOLAT SpA	Utility plant maintenance and others	Chile	100.00%	100.00%
KEPCO California, LLC	Holding company	USA	100.00%	100.00%
KEPCO Mojave Holdings, LLC	Holding company	USA	100.00%	100.00%
Incheon Fuel Cell Co., Ltd.	Power generation	Korea	60.00%	60.00%
KOEN Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOMIPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOWEPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOSPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
EWP Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
PT. KOMIPO Energy Indonesia	Utility plant maintenance and others	Indonesia	95.00%	95.00%
KNF Partners Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOSPO USA Inc.	Holding company	USA	100.00%	100.00%
Nambu USA LLC	Holding company	USA	100.00%	100.00%
Tamra Offshore Wind Power Co., Ltd.	Power generation	Korea	63.00%	63.00%
KEPCO MCS Co., Ltd.	Electric meter reading and others	Korea	100.00%	100.00%
KEPCO FMS Co., Ltd.	Security service and others	Korea	100.00%	100.00%
Firstkeepers Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
Secutec Co., Ltd.	Security service	Korea	100.00%	100.00%
SE Green Energy Co., Ltd.	Power generation	Korea	84.80%	84.80%
KEPCO Mangilao America LLC	Holding company	USA	100.00%	—
Mangilao Intermediate Holdings LLC	Holding company	USA	100.00%	100.00%
KEPCO CSC Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOAK Power Limited	Hydro power facility maintenance	Pakistan	100.00%	100.00%
KOMIPO Europe B.V.	Holding company	Netherlands	100.00%	100.00%
Haenanum Energy Fund	Holding company	Korea	99.64%	99.64%
Paju Ecoenergy Co., Ltd.	Power generation	Korea	89.00%	89.00%
Guam Ukudu Power LLC	Power generation	USA	100.00%	100.00%
K-SOLAR SHINAN Co., Ltd. (formerly, TS Energy No. 25 Co., Ltd.)	Power generation	Korea	90.00%	90.00%
KPS Partners Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2021	2022
KEPCO E&C Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
Moha solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
Ogiri Solar Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
KHNP USA LLC	Holding company	USA	100.00%	100.00%
KOMIPO Vanphong Power Service LLC	Utility plant maintenance and others	Vietnam	100.00%	100.00%
Energy Innovation Fund I	Holding company	Korea	71.91%	71.91%
KHNP Chile SpA	Holding company	Chile	100.00%	100.00%
Yeong Yang Apollon Photovoltaic Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Corporation Co., Ltd.	Power generation	Korea	100.00%	100.00%
SolarVader Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Innovation Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Horus Photovoltaic Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Solar Management Co., Ltd.	Power generation	Korea	100.00%	100.00%
LSG Hydro Power Limited	Holding company	Pakistan	99.80%	99.80%
KOEN Bio Co., Ltd.	Wood pellet utilization business	Korea	70.00%	70.00%
KOMIPO Energy Solution America, LLC	Holding company	USA	100.00%	100.00%
Elara Investment Holdings, LLC(*6)	Holding company	USA	0.10%	0.10%
Elara Equity Holdings, LLC	Holding company	USA	54.00%	54.00%
Elara Class B Holdings, LLC	Holding company	USA	100.00%	100.00%
Elara Class B Member, LLC	Holding company	USA	100.00%	100.00%
Elara Development Holdings, LLC	Holding company	USA	100.00%	100.00%
KOMIPO Development, LLC (formerly, Elara Development, LLC)	Holding company	USA	100.00%	100.00%
Elara Energy Holdings, LLC(*6)	Holding company	USA	43.94%	43.94%
Elara Energy Project, LLC	Power generation	USA	100.00%	100.00%
KOMIPO Iberian Solar Group, S.L.U.	Holding company	Spain	100.00%	100.00%
Jeongam Wind Power Co., Ltd.	Power generation	Korea	80.00%	80.00%
KOWEPO Europe B.V.	Holding company	Netherlands	100.00%	100.00%
CVS Equity Holdings, LLC	Holding company	USA	100.00%	81.34%
CVS Class B Holdings, LLC	Holding company	USA	100.00%	100.00%
CVS Development Holdings, LLC	Holding company	USA	100.00%	100.00%
CVS Development, LLC	Holding company	USA	100.00%	100.00%
CVS Class B Member, LLC	Holding company	USA	100.00%	100.00%
CVS Energy Holdings, LLC	Holding company	USA	100.00%	70.79%
Concho Valley Energy, LLC	Holding company	USA	100.00%	100.00%
Concho Valley Solar, LLC	Power generation	USA	100.00%	100.00%
Yeongdeok Sunrise Wind Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
KHNP Spain, S.L.	Holding company	Spain	100.00%	100.00%
UI Carbon-Neutrality Fund	Holding company	Korea	—	78.97%
KA Power Limited	Power generation	Pakistan	—	100.00%
Western Power Changgi Solar Co., Ltd. (formerly, Sam-Yang Photovoltaic Power Co., Ltd.)(*7)	Power generation	Korea	—	100.00%
EWP Australia Pty., Ltd.	Holding company	Australia	—	100.00%
Columboola Solar Farm Hold Co Pty., Ltd.(*8)	Power generation	Australia	—	74.04%
Digital Innovation Growth Fund(*9)	Holding company	Korea	—	76.92%
J Wind First, LLC(*10)	Company specializing in liquidization	Korea	—	—
KEPCO Holding Company	Holding company	Saudi Arabia	—	100.00%
KEPCO for Power Company	Power generation	Saudi Arabia	—	60.00%
KEPCO for Maintenance Company	Utility plant maintenance and others	Saudi Arabia	—	100.00%
KOSPO Trumbull LLC	Holding company	USA	—	100.00%
Changjuk Wind Power Co., Ltd.(*9)	Power generation	Korea	—	73.00%

(*1)
Considering treasury stocks, the effective percentage of ownership is 66.08%. The Company is planning to sell part of its shares (14.77%) based on the resolution of the board of directors on June 24, 2022.

(*2)
The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power under the shareholders’ agreement.

(*3)	As of the reporting date, the annual reporting period of all subsidiaries is December 31, except for Mira Power Limited.
(*4)
The Company guarantees a certain return on investment related to Commerce and Industry Energy Co., Ltd. for the financial investors. The financial investors have a right to sell their shares to the Company which can be exercised 36 months after the date of investment. Accordingly, the purchase price including the return on investment is classified as a liability.

(*5)	The subsidiary is included in the consolidated financial statements as the Company owns 50%+1 stake and has the ability to appoint a majority of the board members under the shareholders’ agreement.

(*6)
The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company has control over the board of directors under the shareholders’ agreement.

(*7)
For the year ended December 31, 2022, the Company included Western Power Changgi Solar Co., Ltd. as a subsidiary, considering that it acquired control over the entity after the entity undertook selective reduction of capital.

(*8)	Excluding preferred stocks, the percentage of ownership with voting rights is 100%.

(*9)	The entity was transferred from an associate to a subsidiary due to changes in the consolidated scope during the year ended December 31, 2022.

(*10)
Although the Company does not hold a stake as of December 31, 2022, considering the purpose and design of the structured entity, the Company is exposed to volatility in the profits of the structured entity. In addition, Group has the ability to direct activities that can most significantly affect the operations of the structured entity, so it has been determined that the Company has control over the entity.

(*11)	The Company is planning to sell its investment in KEPCO Philippines Holdings Inc., but time or proceeds of sales are not specified as of December 31, 2022.

(2)	Subsidiaries newly included in and excluded from consolidation for the year ended December 31, 2022 are as follows:
Subsidiaries included in consolidation during the year ended December 31, 2022.

Subsidiaries	Reason
UI Carbon-Neutrality Fund	Newly established
KA Power Limited	Newly established
Seobusambo highway photovoltaics Co., Ltd.	Newly established
Western Power Changgi Solar Co., Ltd. (formerly, Sam-Yang Photovoltaic Power Co., Ltd.)	Change in the scope of consolidation
EWP Australia Pty., Ltd.	Newly established
Columboola Solar Farm Hold Co Pty., Ltd.	New investment
Digital Innovation Growth Fund	Change in the scope of consolidation
J Wind First, LLC	Newly established
KEPCO Holding Company	Newly established
KEPCO for Power Company	Newly established
KEPCO for Maintenance Company	Newly established
KOSPO Trumbull LLC	Newly established
Changjuk Wind Power Co., Ltd.	Change in the scope of consolidation
Subsidiaries excluded from consolidation during the year ended December 31, 2022.

Subsidiaries	Reason
EWPRC Biomass Holdings, LLC	Liquidation
KEPCO Solar of Alamosa LLC	Disposal
KEPCO Alamosa LLC	Liquidation
KEPCO Mangilao America LLC	Liquidation
Seobusambo highway photovoltaics Co., Ltd.	Change in the scope of consolidation

(3)	Summary of financial information of consolidated subsidiaries as of and for the years ended December 31, 2021 and 2022 are as follows:

2021
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	64,638,690	38,361,337	9,324,391	302,232
Korea South-East Power Co., Ltd.		11,487,325	6,510,826	5,188,856	(58,096)
Korea Midland Power Co., Ltd.		13,761,908	9,912,907	5,353,915	60,737
Korea Western Power Co., Ltd.		10,822,780	7,116,671	4,970,805	(171,562)
Korea Southern Power Co., Ltd.		11,350,984	7,099,881	5,671,989	(113,352)
Korea East-West Power Co., Ltd.		9,895,739	5,163,005	4,743,030	10,872
KEPCO Engineering & Construction Company, Inc.		705,043	191,592	433,127	16,452
KEPCO Plant Service & Engineering Co., Ltd.		1,420,705	311,607	1,375,668	98,132
KEPCO Nuclear Fuel Co., Ltd.		837,249	405,614	323,729	25,799
KEPCO KDN Co., Ltd.		721,634	189,242	673,261	67,244
KEPCO International HongKong Ltd.		128,968	—	—	341
KEPCO International Philippines Inc.		154,317	482	—	8,766
KEPCO Gansu International Ltd.		7,151	559	—	(25)
KEPCO Philippines Holdings Inc.		191,757	128	—	60,192
KEPCO Philippines Corporation		6,122	19	—	(68)
KEPCO Ilijan Corporation		259,069	38,555	60,532	12,981
KEPCO Lebanon SARL		1,729	9,794	—	(86)
KEPCO Neimenggu International Ltd.		241,299	3,106	—	16,762
KEPCO Shanxi International Ltd.		551,407	207,844	—	3,526
KOMIPO Global Pte Ltd.		302,340	1,351	—	11,462
KEPCO Netherlands B.V.		133,610	866	—	5,395
KEPCO Australia Pty., Ltd.		481	11	—	25
KOSEP Australia Pty., Ltd.		44,798	5,561	22,013	8,268
KOMIPO Australia Pty., Ltd.		54,162	5,648	22,013	5,942
KOWEPO Australia Pty., Ltd.		54,564	4,766	22,013	7,387
KOSPO Australia Pty., Ltd.		43,886	4,502	22,013	5,940
KEPCO Middle East Holding Company		104,068	89,756	—	1,144
Qatrana Electric Power Company		480,809	262,725	21,368	19,156
KHNP Canada Energy Ltd.		109,326	25	—	29
KEPCO Bylong Australia Pty., Ltd.		44,319	394,349	—	(37,065)
Korea Waterbury Uranium Limited Partnership		20,920	159	—	(57)
KEPCO Holdings de Mexico		148	27	—	(8)
KST Electric Power Company, S.A.P.I. de C.V.		584,625	435,796	151,467	18,499
KEPCO Energy Service Company		2,500	956	12,070	574
KEPCO Netherlands S3 B.V.		51,045	150	—	3,199
PT. KOMIPO Pembangkitan Jawa Bali		13,499	3,314	18,296	885
PT. Cirebon Power Service		2,545	631	8,664	505
KOWEPO International Corporation		—	10	—	—
KOSPO Jordan LLC		33,782	16,298	9,698	816
EWP America Inc.(*1)		46,687	1,278	18,335	6,807
KNF Canada Energy Limited		2,101	17	—	(43)
EWP Barbados 1 SRL		354,024	1,172	2,861	16,168
Gyeonggi Green Energy Co., Ltd.		243,977	224,132	93,794	(5,588)
PT. Tanggamus Electric Power		212,161	167,409	2,903	3,017
Gyeongju Wind Power Co., Ltd.		96,937	60,702	15,289	3,132
KOMIPO America Inc.(*2)		329,986	56,325	1,715	(1,311)
PT. EWP Indonesia		47,031	1,226	—	4,615
KEPCO Netherlands J3 B.V.		151,478	172	—	27,365
Korea Offshore Wind Power Co., Ltd.		359,393	188,507	36,020	3,820
Global One Pioneer B.V.		119	116	—	(132)
Global Energy Pioneer B.V.		293	131	—	(147)

2021
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Mira Power Limited	￦	424,183	311,459	70,287	34,018
KOSEP Material Co., Ltd.		3,405	842	4,518	442
Commerce and Industry Energy Co., Ltd.		85,315	35,543	30,531	1,345
KEPCO KPS Philippines Corp.		8,051	3,652	9,768	1,493
KOSPO Chile SpA		142,956	56,688	—	(851)
PT. KOWEPO Sumsel Operation And Maintenance Services		116	259	—	—
Hee Mang Sunlight Power Co., Ltd.		6,242	3,272	499	47
Fujeij Wind Power Company		200,783	169,340	—	14,739
KOSPO Youngnam Power Co., Ltd.		393,745	292,765	318,770	6,339
Chitose Solar Power Plant LLC		125,578	109,470	16,630	1,794
KEPCO Energy Solution Co., Ltd.		317,676	4,938	21,423	3,104
KEPCO Solar Co., Ltd.		231,567	22,229	11,305	2,014
KOSPO Power Services Ltda.		8,007	5,800	21,133	(356)
Energy New Industry Specialized Investment Private Investment Trust(*3)		336,932	28,536	19,405	11,116
KOEN Bylong Pty., Ltd.		8	86	—	—
KOMIPO Bylong Pty., Ltd.		8	86	—	(8)
KOWEPO Bylong Pty., Ltd.		8	86	—	(18)
KOSPO Bylong Pty., Ltd.		73	168	—	(20)
EWP Bylong Pty., Ltd.		8	54	—	—
KOWEPO Lao International		12,974	70	8,543	5,681
KEPCO US Inc.		17,601	—	—	—
KEPCO Alamosa LLC		34,100	297	124	(62)
KEPCO Solar of Alamosa LLC		57,104	41,953	8,008	(742)
KEPCO Mangilao Holdings LLC		28,504	32,501	—	(556)
Mangilao Investment LLC		43,459	29	—	(14)
KEPCO Mangilao Solar, LLC		206,018	166,095	—	(865)
Jeju Hanlim Offshore Wind Co., Ltd.		41,325	5,139	—	(2,893)
PT. Siborpa Eco Power		11,306	—	—	(105)
PT. Korea Energy Indonesia		1,917	215	1,681	37
KOLAT SpA		28,349	849	180	(464)
KEPCO California, LLC		43,732	4,113	1,310	160
KEPCO Mojave Holdings, LLC		95,294	71,358	—	(4,254)
Incheon Fuel Cell Co., Ltd.		268,100	236,901	54,188	8,738
KOEN Service Co., Ltd.		8,963	6,557	35,190	2,326
KOMIPO Service Co., Ltd.		4,384	4,475	32,323	(96)
KOWEPO Service Co., Ltd.		7,289	5,869	31,700	303
KOSPO Service Co., Ltd.		5,762	4,990	26,257	31
EWP Service Co., Ltd.		5,483	5,455	24,957	14
PT. KOMIPO Energy Indonesia		2,996	395	2,077	106
KNF partners Co., Ltd.		1,800	969	5,664	152
KOSPO USA Inc.		286,081	293	—	968
Nambu USA LLC		277,698	—	—	568
Tamra Offshore Wind Power Co., Ltd.		146,736	106,961	21,731	5,168
KEPCO MCS Co., Ltd.		80,277	39,139	349,116	19,043
KEPCO FMS Co., Ltd.		17,188	15,577	94,210	214
Firstkeepers Co., Ltd.		17,152	16,041	77,189	19
Secutec Co., Ltd.		13,176	10,662	65,963	1,774
SE Green Energy Co., Ltd.		153,105	119,461	38,867	4,025
KEPCO Mangilao America LLC		2,173	1	—	—
Mangilao Intermediate Holdings LLC		220,690	205,421	—	(6,975)
KEPCO CSC Co., Ltd.		8,093	6,799	41,854	(2,101)
KOAK Power Limited		14,363	393	—	(551)

2021
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
KOMIPO Europe B.V.	￦	70,431	97	402	(503)
Haenanum Energy Fund		7,463	3	40	(74)
Paju Ecoenergy Co., Ltd.		57,795	2,118	15,425	2,234
Guam Ukudu Power LLC		30,133	30,438	—	(2,030)
K-SOLAR SHINAN Co., Ltd. (formerly, TS Energy No. 25 Co., Ltd.)		353,324	318,977	421	(7,525)
KPS Partners Co., Ltd.		2,809	1,529	9,520	323
KEPCO E&C Service Co., Ltd.		4,054	1,889	15,985	1,242
Moha solar Co., Ltd.		32,808	33,933	48	(706)
Ogiri Solar Power Co., Ltd.		1,041	1	—	9
KHNP USA LLC		766	10	1,001	267
KOMIPO Vanphong Power Service LLC		3,758	860	3,853	958
Energy Innovation Fund I		22,616	3,202	—	(888)
KHNP Chile SpA		5,294	3,879	—	17
Yeong Yang Apollon Photovoltaic Co., Ltd.		1,775	1,632	5	(30)
Yeong Yang Corporation Co., Ltd.		1,776	1,623	9	(19)
SolarVader Co., Ltd.		1,772	1,627	—	(26)
Yeong Yang Innovation Co., Ltd.		1,773	1,622	5	(21)
Yeong Yang Horus Photovoltaic Co., Ltd.		1,771	1,624	9	(24)
Yeong Yang Solar Management Co., Ltd.		1,774	1,625	—	(23)
LSG Hydro Power Limited		1	—	—	—
KOEN Bio Co., Ltd.		394	199	51	(305)
KOMIPO Iberian Solar Group, S.L.U.		70,993	56,707	—	1,354
Jeongam Wind Power Co., Ltd.		86,853	74,267	10,476	1,027
KOWEPO Europe B.V.		39,973	1,449	—	(744)
Yeongdeok Sunrise Wind Power Co., Ltd.		21,252	768	—	(116)
KHNP Spain, S.L.		5	—	—	—

(*1)	Financial information of EWP America Inc. includes that of three other subsidiaries, EWP Renewable Corporation, California Power Holdings, LLC and EWPRC Biomass Holdings, LLC.

(*2)	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.

(*3)
Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of four other subsidiaries, BSK
E-New
Industry Fund VII,
e-New
Industry LB Fund 1, Songhyun
e-New
Industry Fund and BSK
E-New
Industry Fund X.

2022
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	69,129,625	42,843,974	10,386,091	(16,382)
Korea South-East Power Co., Ltd.		13,855,071	7,410,881	8,972,991	71,662
Korea Midland Power Co., Ltd.		16,062,605	10,776,943	8,629,165	(58,173)
Korea Western Power Co., Ltd.		13,459,054	8,125,312	8,112,727	106,361
Korea Southern Power Co., Ltd.		14,011,354	8,296,983	9,304,362	(68,315)
Korea East-West Power Co., Ltd.		12,079,954	5,818,789	6,925,094	2,888
KEPCO Engineering & Construction Company, Inc.		815,533	272,119	505,291	17,954
KEPCO Plant Service & Engineering Co., Ltd.		1,555,453	344,702	1,425,913	97,881
KEPCO Nuclear Fuel Co., Ltd.		949,455	490,215	304,405	31,508
KEPCO KDN Co., Ltd.		734,439	166,272	739,453	42,584
KEPCO International HongKong Ltd.		128,784	—	—	(216)
KEPCO International Philippines Inc.		127,744	101	—	9,976
KEPCO Gansu International Ltd.		7,125	598	—	(22)
KEPCO Philippines Holdings Inc.		191,634	129	—	39,346
KEPCO Philippines Corporation		3,799	14	—	102
KEPCO Ilijan Corporation		231,132	3,642	23,263	16,455
KEPCO Lebanon SARL		1,890	10,482	—	20
KEPCO Neimenggu International Ltd.		269,582	3,917	—	9,938
KEPCO Shanxi International Ltd.		597,635	222,186	—	(11,312)
KOMIPO Global Pte Ltd.		388,071	1,817	—	58,030
KEPCO Netherlands B.V.		137,454	64	—	8,570
KEPCO Australia Pty., Ltd.		579	11	—	102
KOSEP Australia Pty., Ltd.		74,180	13,097	52,271	24,443
KOMIPO Australia Pty., Ltd.		81,216	10,327	52,272	23,368
KOWEPO Australia Pty., Ltd.		81,696	10,184	52,271	22,745
KOSPO Australia Pty., Ltd.		41,872	10,174	52,271	24,362
KEPCO Middle East Holding Company		116,731	102,054	—	(634)
Qatrana Electric Power Company		513,277	247,027	24,354	22,578
KHNP Canada Energy Ltd.		107,200	6,218	—	149
KEPCO Bylong Australia Pty., Ltd.		44,034	437,852	—	(45,880)
Korea Waterbury Uranium Limited Partnership		20,934	224	—	(116)
KEPCO Holdings de Mexico		728	1,974	—	(1,363)
KST Electric Power Company, S.A.P.I. de C.V.		653,830	528,315	232,893	23,122
KEPCO Energy Service Company		2,238	2,173	7,015	(211)
KEPCO Netherlands S3 B.V.		71,326	16,419	—	4,465
PT. KOMIPO Pembangkitan Jawa Bali		15,753	3,232	22,488	3,668
PT. Cirebon Power Service		2,316	784	9,602	355
KOWEPO International Corporation		—	10	—	—
KOSPO Jordan LLC		22,854	6,964	45,009	7,657
EWP America Inc.(*1)		47,775	2,595	21,717	4,337
KNF Canada Energy Limited		2,116	34	—	(59)
EWP Barbados 1 SRL		395,067	901	3,230	34,260
Gyeonggi Green Energy Co., Ltd.		220,414	226,517	112,524	(26,004)
PT. Tanggamus Electric Power		227,638	163,106	3,781	5,778
Gyeongju Wind Power Co., Ltd.		98,513	55,579	24,888	9,711
KOMIPO America Inc.(*2)		571,200	317,903	34,059	(3,293)
PT. EWP Indonesia		93,390	5	—	4,100
KEPCO Netherlands J3 B.V.		135,213	63	—	19,396
Korea Offshore Wind Power Co., Ltd.		376,449	192,335	52,526	13,083
Global One Pioneer B.V.		135	41	—	(68)
Global Energy Pioneer B.V.		320	40	—	(64)
Mira Power Limited		416,750	310,529	57,135	12,394
KOSEP Material Co., Ltd.		3,985	662	4,589	775
Commerce and Industry Energy Co., Ltd.		79,172	32,147	31,068	(3,730)
KEPCO KPS Philippines Corp.		5,294	600	5,232	1,004
KOSPO Chile SpA		159,500	70,037	—	(2,811)
PT. KOWEPO Sumsel Operation And Maintenance Services		25	252	—	(94)

2022
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Hee Mang Sunlight Power Co., Ltd.	￦	5,877	2,606	862	304
Fujeij Wind Power Company		213,113	163,690	—	16,564
KOSPO Youngnam Power Co., Ltd.		425,000	312,831	568,224	10,878
Chitose Solar Power Plant LLC		109,964	94,366	14,384	1,615
KEPCO Energy Solution Co., Ltd.		317,392	6,147	33,638	138
KEPCO Solar Co., Ltd.		243,221	25,405	24,778	9,305
KOSPO Power Services Ltda.		6,722	4,762	17,911	(358)
Energy New Industry Specialized Investment Private Investment Trust(*3)		451,762	4,338	24,725	7,093
KOEN Bylong Pty., Ltd.		11	119	—	(12)
KOMIPO Bylong Pty., Ltd.		11	122	—	(33)
KOWEPO Bylong Pty., Ltd.		8	94	—	(7)
KOSPO Bylong Pty., Ltd.		25	148	—	(17)
EWP Bylong Pty., Ltd.		8	54	—	1
KOWEPO Lao International		8,248	87	10,010	11,185
KEPCO US Inc.		91	—	—	(19,181)
KEPCO Mangilao Holdings LLC		112,948	40,558	21,743	21,166
Mangilao Investment LLC		258,674	4	—	(1)
KEPCO Mangilao Solar, LLC		240,736	373	8,870	(14,818)
Jeju Hanlim Offshore Wind Co., Ltd.		185,357	111,343	—	(3,546)
PT. Siborpa Eco Power		12,050	3	—	(39)
PT. Korea Energy Indonesia		1,675	80	1,937	(104)
KOLAT SpA		48,787	3,701	1,647	1,888
KEPCO California, LLC		46,151	4,768	596	(670)
KEPCO Mojave Holdings, LLC		95,550	75,846	—	(4,705)
Incheon Fuel Cell Co., Ltd.		268,063	242,176	107,193	(5,323)
KOEN Service Co., Ltd.		9,353	7,035	36,340	356
KOMIPO Service Co., Ltd.		6,597	4,503	35,031	905
KOWEPO Service Co., Ltd.		6,266	3,130	34,031	171
KOSPO Service Co., Ltd.		6,672	5,048	28,321	60
EWP Service Co., Ltd.		3,756	2,507	24,526	581
PT. KOMIPO Energy Indonesia		2,978	368	1,698	83
KNF partners Co., Ltd.		2,285	1,053	5,997	293
KOSPO USA Inc.		315,018	430	—	5,024
Nambu USA LLC		297,516	—	—	670
Tamra Offshore Wind Power Co., Ltd.		133,598	93,639	18,332	5,316
KEPCO MCS Co., Ltd.		114,316	52,241	363,627	8,468
KEPCO FMS Co., Ltd.		16,852	11,667	105,339	2,176
Firstkeepers Co., Ltd.		16,448	12,912	84,620	2,482
Secutec Co., Ltd.		12,578	9,209	69,383	690
SE Green Energy Co., Ltd.		149,189	114,241	49,873	1,304
Mangilao Intermediate Holdings LLC		236,266	116,426	—	(4,709)
KEPCO CSC Co., Ltd.		10,668	8,937	46,559	(2,134)
KOAK Power Limited		12,626	839	—	49
KOMIPO Europe B.V.		81,364	54	1,195	1,134
Haenanum Energy Fund		7,416	3	—	(48)
Paju Ecoenergy Co., Ltd.		61,930	3,066	20,718	1,290
Guam Ukudu Power LLC		293,422	323,292	—	(31,410)
K-SOLAR SHINAN Co., Ltd. (formerly, TS Energy No. 25 Co., Ltd.)		320,227	296,141	16,980	3,690
KPS Partners Co., Ltd.		3,619	2,007	12,417	487
KEPCO E&C Service Co., Ltd.		5,676	1,897	16,180	1,493
Moha solar Co., Ltd.		29,096	31,359	169	(1,137)
Ogiri Solar Power Co., Ltd.		1,033	23	—	(30)
KHNP USA LLC		1,290	97	1,127	392
KOMIPO Vanphong Power Service LLC		15,940	3,333	20,233	9,871
Energy Innovation Fund I		35,310	445	—	(961)
KHNP Chile SpA		5,547	4,147	—	(16)
Yeong Yang Apollon Photovoltaic Co., Ltd.		1,566	1,507	254	(82)

2022
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Yeong Yang Corporation Co., Ltd.	￦	1,559	1,497	251	(91)
SolarVader Co., Ltd.		1,568	1,500	256	(78)
Yeong Yang Innovation Co., Ltd.		1,557	1,497	244	(91)
Yeong Yang Horus Photovoltaic Co., Ltd.		1,552	1,498	243	(93)
Yeong Yang Solar Management Co., Ltd.		1,573	1,500	262	(75)
LSG Hydro Power Limited		1,144	1,159	—	(18)
KOEN Bio Co., Ltd.		261	219	639	(150)
KOMIPO Iberian Solar Group, S.L.U.		78,094	65,012	—	(1,304)
Jeongam Wind Power Co., Ltd.		81,800	68,317	10,722	892
KOWEPO Europe B.V.		42,865	2,422	—	1,668
Yeongdeok Sunrise Wind Power Co., Ltd.		42,187	22,031	—	(328)
KHNP Spain, S.L.		3	—	—	(1)
KA Power Limited		3,937	418	—	442
Western Power Changgi Solar Co., Ltd. (formerly, Sam-Yang Photovoltaic Power Co., Ltd.)		48,770	44,647	3,447	(354)
EWP Australia Pty., Ltd.		51,105	—	—	15,203
Columboola Solar Farm Hold Co Pty., Ltd.		310,271	214,792	2,228	2,884
Digital Innovation Growth Fund		12,594	100	—	(363)
J Wind First, LLC		33,611	33,611	450	—
KEPCO Holding Company		3,273	17	—	(18)
KEPCO for Power Company		57,501	58,441	—	(960)
KEPCO for Maintenance Company		—	—	—	—
KOSPO Trumbull LLC		37	3	—	—
Changjuk Wind Power Co., Ltd.		29,208	3,137	9,027	3,503

(*1)	Financial information of EWP America Inc. includes that of two other subsidiaries, EWP Renewable Corporation, and California Power Holdings, LLC.

(*2)	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.

(*3)
Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of five other subsidiaries, BSK
E-New
Industry Fund VII,
e-New
Industry LB Fund 1, Songhyun
e-New
Industry Fund, BSK
E-New
Industry Fund X, and UI Carbon-Neutrality Fund.

(4)	Significant restrictions on abilities to subsidiaries are as follows:

Company	Nature and extent of any significant restrictions
Gyeonggi Green Energy Co., Ltd.	Acquisition or disposal of assets of more than ￦35 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the Company.

KOSPO Youngnam Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied, or prior written consent of financial institutions is obtained. Group’s shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Jeongam Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied, and payments to the contracting party may be restricted depending on the financial management priority of the contract. Group’s shares cannot be wholly or partially transferred without prior consent of other stakeholders including shareholders or financial institutions.

Incheon Fuel Cell Co., Ltd.	Acquisition or disposal of assets of more than ￦20 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the Company.

Gyeongju Wind Power Co., Ltd.	Dividends and settlement amounts for O&M and renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Korea Offshore Wind Power Co., Ltd.	Principals and interest payments on subordinated loans or dividends and settlement amounts for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Jeju Hanlim Offshore Wind Co., Ltd.	Prior approval from the lender is required when withdrawing funds (major expenditure, REC settlement, dividend payment, etc.) according to the loan agreement.

Yeongdeok Sunrise Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Columboola Solar Farm Hold Co Pty., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied.

(5)	As of December 31, 2022, the Company has following entitlements in relation to its subsidiaries as per its shareholder’s agreements:

Company	Unrecognized Commitments

Jeongam Wind Power Co., Ltd.	When the Company requests other shareholders to transfer shares after the completion of the power generation complex, the Company has a right to purchase the shares at fair value.

Changjuk Wind Power Co., Ltd.	When other shareholders want to sell their shares after the performance guarantee period of wind power generators stipulated in the equipment supply contract is completed, the Company has an obligation to purchase the shares at fair value after consulting with the parties on the timing and size of the acquisition, taking in to account financial conditions, business conditions, and other circumstances.

Columboola Solar Farm Hold Co Pty., Ltd.	The Company holds a call option to purchase the shares held by another shareholder at 80 % of the stock’s valuation in the event of a breach of obligation specified in the shareholder agreement.

(6)	Details of non-controlling interests prior to intra-Company eliminations as of and for the years ended December 31, 2020, 2021 and 2022 are as follows:

2020
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total

		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	236,602	755,454	235,805	801,813	2,029,674
Non-current assets		85,464	590,403	463,439	3,499,258	4,638,564
Current liabilities		(12,322)	(254,495)	(186,296)	(414,673)	(867,786)
Non-current liabilities		(34,912)	(42,020)	(13,873)	(2,511,848)	(2,602,653)
Net assets		274,832	1,049,342	499,075	1,374,550	3,197,799
Book value of non-controlling interests		134,668	514,177	169,286	552,519	1,370,650
Sales		81,400	1,299,186	431,723	956,692	2,769,001
Profit for the period		39,443	85,916	20,160	107,661	253,180
Profit for the period attributable to non-controlling interests		19,327	42,099	6,838	33,342	101,606
Cash flows from operating activities		121,835	74,159	15,225	240,987	452,206
Cash flows from investing activities		7,561	26,748	(34,333)	(661,820)	(661,844)
Cash flows from financing activities before dividends to non-controlling interests		(31,793)	(47,809)	(9,165)	371,448	282,681
Dividends to non-controlling interests		(30,319)	(42,336)	(4,000)	(4,643)	(81,298)
Effect of exchange rate fluctuation		(8,153)	(2,171)	(22)	(7,893)	(18,239)
Net increase (decrease) of cash and cash equivalents		59,131	8,591	(32,295)	(61,921)	(26,494)

2021
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	234,224	793,995	253,958	1,030,049	2,312,226
Non-current assets		24,845	626,710	451,085	3,838,233	4,940,873
Current liabilities		(30,783)	(265,017)	(183,100)	(599,373)	(1,078,273)
Non-current liabilities		(7,772)	(46,590)	(8,492)	(2,666,345)	(2,729,199)
Net assets		220,514	1,109,098	513,451	1,602,564	3,445,627
Book value of non-controlling interests		108,052	543,458	174,163	720,761	1,546,434
Sales		60,532	1,375,668	433,127	1,286,002	3,155,329
Profit for the year		12,981	98,132	16,452	128,264	255,829
Profit for the year attributable to non-controlling interests		6,361	48,085	5,581	28,914	88,941
Cash flows from operating activities		116,440	133,160	(16,270)	303,577	536,907
Cash flows from investing activities		2,216	(39,444)	19,061	(309,447)	(327,614)
Cash flows from financing activities before dividends to non-controlling interests		(88,927)	(30,599)	(8,467)	125,685	(2,308)
Dividends to non-controlling interests		—	(25,269)	(3,639)	(2,608)	(31,516)
Effect of exchange rate fluctuation		10,683	885	38	7,243	18,849
Net increase (decrease) of cash and cash equivalents		40,412	38,733	(9,277)	124,450	194,318

F-9
4

2022
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total

		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	230,031	861,705	372,031	1,147,973	2,611,740
Non-current assets		1,101	693,748	443,502	4,942,229	6,080,580
Current liabilities		(3,642)	(316,497)	(243,796)	(841,521)	(1,405,456)
Non-current liabilities		—	(28,205)	(28,323)	(2,944,145)	(3,000,673)
Net assets		227,490	1,210,751	543,414	2,304,536	4,286,191
Book value of non-controlling interests		111,470	593,268	184,326	565,796	1,454,860
Sales		23,263	1,425,913	505,291	1,709,390	3,663,857
Profit for the year		16,455	97,881	17,954	91,566	223,856
Profit for the year attributable to non-controlling interests		8,063	47,962	6,090	(24,370)	37,745
Cash flows from operating activities		68,475	81,419	4,918	231,653	386,465
Cash flows from investing activities		22,604	27,372	18,712	(747,507)	(678,819)
Cash flows from financing activities before dividends to non-controlling interests		(9,609)	(33,187)	(7,260)	582,580	532,524
Dividends to non-controlling interests		(8,834)	(26,438)	(3,071)	(4,001)	(42,344)
Effect of exchange rate fluctuation		8,807	(486)	5	(11,023)	(2,697)
Net increase of cash and cash equivalents		81,443	48,680	13,304	51,702	195,129

(7)	Changes in goodwill

(i)	Details of goodwill as of December 31, 2021 and 2022 are as follows:

		2021	2022
		In millions of won
Acquisition cost	￦	105,647	100,093
Less: Accumulated impairment		—	—

Carrying book value	￦	105,647	100,093

(ii)	Changes in goodwill for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning	Increase	Decrease	Others	Ending
		In millions of won
Acquisition cost	￦	98,166	7,481	—	—	105,647
Less: Accumulated impairment		—	—	—	—	—

Carrying book value	￦	98,166	7,481	—	—	105,647

		2022
		Beginning	Increase	Decrease	Others	Ending
		In millions of won
Acquisition cost	￦	105,647	—	—	(5,554)	100,093
Less: Accumulated impairment		—	—	—	—	—

Carrying book value	￦	105,647	—	—	(5,554)	100,093

(8)	Disposals of subsidiaries
The Company has completed the liquidation process of EWPRC Biomass Holdings, LLC, KEPCO Alamosa LLC, and KEPCO Mangilao America LLC, and has disposed of shares of KEPCO Solar of Alamosa LLC during the year ended December 31, 2022. The Company had completed the liquidation process of VI Carbon Professional Private Special Asset Investment Trust 1, KOSEP USA, Inc., and Korea Imouraren Uranium Investment Corp. and had disposed of shares of DG Fairhaven Power, LLC during the year ended December 31, 2021.

(9)	Cash dividends received from subsidiaries for the years ended December 31, 2020, 2021 and 2022, respectively, are as follows:

Subsidiaries		2020	2021	2022
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	106,675	279,779	136,010
Korea South-East Power Co., Ltd.		11,905	—	4,808
Korea Midland Power Co., Ltd.		—	—	24,694
Korea East-West Power Co., Ltd.		17,959	—	4,866
KEPCO Engineering & Construction Company, Inc.		7,793	7,089	5,983
KEPCO Plant Service & Engineering Co., Ltd.		44,068	26,301	27,517
KEPCO Nuclear Fuel Co., Ltd.		7,270	5,206	11,184
KEPCO KDN Co., Ltd.		14,720	18,854	36,986
KEPCO Energy Solution Co., Ltd.		—	—	1,707
KEPCO Solar Co., Ltd.		—	—	1,409
KEPCO International HongKong Ltd.		11,858	—	9,044
KEPCO Philippines Corporation		—	—	2,375
KEPCO Ilijan Corporation		34,502	7,955	9,195
KEPCO Philippines Holdings Inc.		70,876	60,520	34,913
KOSEP Australia Pty., Ltd.		1,856	—	—
KOSPO Australia Pty., Ltd.		—	3,095	31,386
KEPCO Netherlands B.V.		11,098	—	16,795
Qatrana Electric Power Company		—	2,615	2,751
KEPCO KPS Philippines Corp.		1,215	—	302
Tamra Offshore Wind Power Co., Ltd.		2,640	—	2,877
KEPCO Netherlands S3 B.V.		6,981	—	4,005
PT. KOMIPO Pembangkitan Jawa Bali		—	153	859
PT. EWP Indonesia		—	—	4,262
Gyeongju Wind Power Co., Ltd.		2,800	2,800	2,100
VI Carbon Professional Private Special Asset Investment Trust 1		7	—	—
KOSPO Power Services Limitada		—	—	305
KEPCO Netherlands J3 B.V.		—	27,237	46,510
PT. Cirebon Power Service		221	—	241
Chitose Solar Power Plant LLC		858	—	639
Fujeij Wind Power Company		6,306	11,920	15,102
KOSPO Jordan LLC		535	731	11,450
EWP America Inc.		—	—	3,887
KOWEPO Lao International		—	—	12,106
Energy Innovation Fund I		19	—	—

	￦	362,162	454,255	466,268